Notes to Profit or Loss - Schedule of Changes in Deferred Taxes (Detail) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Leases [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	€ (447)
Recognized in Other Comprehensive Income	0
Intangible asset [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	11,103
Recognized in Other Comprehensive Income	0
Receivables and other assets [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	(373)
Recognized in Other Comprehensive Income	0
Other provisions [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	(10,056)
Recognized in Other Comprehensive Income	0
Other liabilities [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	(563)
Recognized in Other Comprehensive Income	0
Tax Losses [Member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	3,843
Recognized in Other Comprehensive Income	0
Deferred Tax [member]
Disclosure of Reconciliation of Changes in Deferred Tax Liability Asset [line items]
Recognized in Profit or Loss Income / (Expense)	3,507
Recognized in Other Comprehensive Income	€ 0